Commitments and Contingent Liabilities (Details) $ / shares in Units, € in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 10, 2024 EUR (€)	Oct. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingent Liabilities [Line Items]
Additional royalties (in Dollars per share) | $ / shares					$ 0.1
Royalties’ expenses					$ 588	$ 412	$ 725
Purchase obligation					5,333	8,044
Non-paid purchase obligation					5,015	2,349
Cost claim letter			€ 2,096			$ 2,182
Provision value		$ 323			412
Payable to customer				$ 1,726
Retention amount				$ 250	250
Insurance Recovery Asset Recognized Amount	$ 1,476				1,476
Provision amount					$ 1,726
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Net revenues percentage					0.25%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Net revenues percentage					(3.50%)